CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
NET INCOME	$ 2,604	$ 4,630	$ 5,167
OTHER COMPREHENSIVE INCOME (LOSS):
Translation adjustments	582	(206)	72
TOTAL COMPREHENSIVE INCOME	$ 3,186	$ 4,424	$ 5,239